Fair value of assets and liabilities - Liability of financial guarantee derivative movements (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Fair value of assets and liabilities
Balance at the beginning	¥ 565,953,269
Change in fair value of financial guarantee derivative	(137,654,096)	$ (19,957,968)	¥ 170,338,993	¥ 163,670,115
Balance at the end	107,890,394	15,642,637	565,953,269
Financial guarantee derivative
Fair value of assets and liabilities
Balance at the beginning	565,953,269
Balance at the end	107,890,394	15,642,637	565,953,269
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)	94,183,515		1,285,566,707		$ 13,655,326
Guarantee liabilities.
Fair value of assets and liabilities
Balance at the beginning	(11,816,799)		3,842,853
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)			212,641,902
Less: Initially estimated net guarantee service fee to be collected			201,562,969
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans			2,776,401
Change in fair value of financial guarantee derivative			13,855,334
Add: Guarantee service fee received from borrowers			146,985,014
Less: Compensation paid to financial institutional cooperators			176,500,000
Balance at the end			(11,816,799)	3,842,853
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)			93,116,616
Changes in fair value related to balance outstanding			11,388,942
Guarantee liabilities. | Financial guarantee derivative
Fair value of assets and liabilities
Balance at the beginning	565,953,269	82,055,511
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)	100,633,097	14,590,428
Less: Initially estimated net guarantee service fee to be collected	93,954,209	13,622,080
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	(128,589,420)	(18,643,714)
Change in fair value of financial guarantee derivative	(121,910,532)	(17,675,366)
Add: Guarantee service fee received from borrowers	753,243,442	109,210,034
Less: Compensation paid to financial institutional cooperators	1,004,747,644	145,674,715
Less: Compensaion payable to financial institutional cooperators	84,648,141	12,272,827
Balance at the end	107,890,394	$ 15,642,637	565,953,269
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)	94,183,515				13,655,326
Changes in fair value related to balance outstanding	4,719,727				$ 684,296
Guarantee liabilities. | Loans Facilitated In 2020
Fair value of assets and liabilities
Balance at the beginning	565,953,269		3,842,853
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	(129,190,421)		1,044,741
Change in fair value of financial guarantee derivative	(129,190,421)		1,044,741
Add: Guarantee service fee received from borrowers	646,183,355		52,087,120
Less: Compensation paid to financial institutional cooperators	998,298,062		56,974,714
Less: Compensaion payable to financial institutional cooperators	84,648,141
Balance at the end			565,953,269	¥ 3,842,853
Guarantee liabilities. | Loans Facilitated In 2021
Fair value of assets and liabilities
Balance at the beginning	(11,816,799)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)	100,633,097		212,641,902
Less: Initially estimated net guarantee service fee to be collected	93,954,209		201,562,969
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	601,001		1,731,660
Change in fair value of financial guarantee derivative	7,279,889		12,810,593
Add: Guarantee service fee received from borrowers	107,060,087		94,897,894
Less: Compensation paid to financial institutional cooperators	6,449,582		119,525,286
Balance at the end	107,890,394		(11,816,799)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)	94,183,515		93,116,616
Changes in fair value related to balance outstanding	¥ 4,719,727		¥ 11,388,942